Share-based compensation - Options on EUR-denominated listed share (Detail) - Euro [Member]	12 Months Ended
	Dec. 31, 2022 € / shares	Dec. 31, 2021 € / shares
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	750
Option plans [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	750	239,077
Weighted average exercise price of share options outstanding in share-based payment arrangement	€ 22.43	€ 14.93
Number of share options exercised in share-based payment arrangement	(226,177)
Weighted average exercise price of share options exercised in share-based payment arrangement	€ 14.91
Number of share options expired in share-based payment arrangement	(12,150)
Weighted average exercise price of share options expired in share-based payment arrangement	€ 14.82
Number of share options exercisable in share-based payment arrangement	750
Weighted average exercise price of share options exercisable in share-based payment arrangement	€ 22.43